Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of fair value losses on derivative assets [text block]
Net derivative financial instrument expenses		2022	2021	2020

Put options	14.1(a)	38	–	–
Gold loan	14.2(a)	(228)	21	–
Call options (December 13, 2021)	14.2(a)	(240)	–	–
Cap and collar options and Call options	14.2(b)	832	114	–
Call options transaction costs (March 9, 2022)	14.2(b)	796	–	–
Gold exchange-traded fund ("Gold ETF")		–	105	164
Gold hedge		–	–	102
		1,198	240	266

Disclosure of cash flows from derivative financial instruments [text block]
Cash flows arising from investing activities		2022	2021	2020

Acquisition of Put options	14.1(a)	478	–	–
		478	–	–
Cash flows arising from financing activities		2022	2021	2020

Gold loan (repayment) proceeds	14.2(a)	(3,698)	2,752	–
Call options (December 13, 2021) proceeds	14.2(a)	–	208	–
Call options (March 9, 2022) acquisition	14.2(b)	(176)	–	–
Call options (March 9, 2022) proceeds	14.2(b)	416	–	–
Gold ETF proceeds (acquisition)		–	1,066	(1,058)
		(3,458)	4,026	(1,058)

Disclosure of derivative financial assets [text block]
	2022	2021

Put options	440	–
	440	–

Disclosure of derivative financial liabilities [text block]
		2022	2021

Gold loan	14.2(a)	–	2,866
Call options (December 13, 2021)	14.2(a)	–	229
Cap and collar options and Call options	14.2(b)	–	–
		–	3,095

Allocation of proceeds received for derivative financial liabilities [text block]
December 13, 2021
Net proceeds received	2,960
Fair value of Call options	208
Fair value of Gold loan	2,752